SIGNIFICANT ACCOUNTING POLICIES (Schedule of Weighted-Average Assumptions for Granted Options) (Details) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	63.17%	54.59%	53.30%
Risk-free interest rate	0.45%	1.92%	2.89%
Dividend yield	0.00%	0.00%	0.00%
Expected life (years)	5 years 1 month 28 days	5 years 1 month 24 days	4 years 11 months 19 days